Real Estate Acquired in Settlement of Loans	12 Months Ended
Dec. 31, 2016
Banking And Thrift [Abstract]
Real Estate Acquired in Settlement of Loans

Note 13—Real Estate Acquired in Settlement of Loans

Following is a summary of financial information relating to REO:

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Balance at beginning of year	$341,846	$303,228	$138,942
Purchases	—	—	3,049
Transfers from mortgage loans at fair value and advances	207,431	307,455	364,945
Transfer of real estate acquired in settlement of mortgage loans to real estate held for investment	(21,406)	(8,827)	—
Transfers from REO under forward purchase agreements	—	—	12,737
Results of REO:
Valuation adjustments, net	(36,193)	(40,432)	(45,476)
Gain on sale, net	17,075	21,255	13,498
	(19,118)	(19,177)	(31,978)
Proceeds from sales	(234,684)	(240,833)	(184,467)
Balance at end of year	$274,069	$341,846	$303,228

At the end of year:
REO pledged to secure assets sold under agreements to repurchase	$167,430	$245,647
REO held in a consolidated subsidiary whose stock is pledged to secure financings of such properties	48,283	37,696
	$215,713	$283,343